Supplement to the

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund, Fidelity Aggressive International Fund,
Fidelity Overseas Fund, and Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contracts" section beginning on page 34.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 34.

Sammy Simnegar is the portfolio manager of Aggressive International and receives compensation for his services. As of January 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Aggressive International is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex U.S. Index (net MA tax) and the fund's pre-tax investment performance within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value, and Foreign Large Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

IBDB-08-02 October 30, 2008
1.467695.124

The following table provides information relating to other accounts managed by Mr. Simnegar as of January 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 855	none	$ 5
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 794	none	none

* Includes Aggressive International ($477 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2008, the dollar range of shares of shares of Aggressive International beneficially owned by Mr. Simnegar was $100,001- $500,000.

Supplement to the

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund,
Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund,
Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, and Fidelity Southeast Asia Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information replaces similar information for Allan Liu found in the "Management Contracts" section beginning on page 41.

Jess Tan is the portfolio manager of Southeast Asia Fund and receives compensation for her services. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of Ms. Tan's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of the portfolio manager's bonus that is linked to the investment performance of Southeast Asia Fund is based on the fund's pre-tax investment performance measured against the MSCI All Country Far East ex-Japan Index (net MA tax). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Tan as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,999	none	$ 329
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,999	none	none

* Includes Southeast Asia Fund ($3,999 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2008, the dollar range of shares of Southeast Asia Fund beneficially owned by Ms. Tan was none.

TIFB-08-02 October 30, 2008
1.467593.135

The following information supplements similar information found in the "Management Contracts" section beginning on page 45.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Supplement to the

Fidelity Advisor Canada Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Canada Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ACAN/ACANIB-08-01 October 30, 2008
1.848944.101

Supplement to the

Fidelity Advisor China Region Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® China Region Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AHKC/AHKCIB-08-01 October 30, 2008
1.881504.100

Supplement to the

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

EMEB-08-01 October 30, 2008
1.881199.100

Supplement to the

Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

A Fund Of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AEME/AEMEIB-08-01 October 30, 2008
1.881200.100

Supplement to the

Fidelity® International Discovery Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

IGIB-08-01 October 30, 2008
1.811494.104

Supplement to the

Fidelity Advisor International Discovery Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Discovery Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AID/AIDIB-08-01 October 30, 2008
1.811495.103

Supplement to the

Fidelity® International Growth Fund
Fidelity Total International Equity Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2007

The following information supplements similar information found in the "Management Contracts" section beginning on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

IGF/TIEB-08-01 October 30, 2008
1.881198.100

Supplement to the

Fidelity Advisor International Growth Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity® International Growth Fund

Fidelity Advisor Total International Equity Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Total International Equity Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2007

The following information supplements similar information found in the "Management Contracts" section beginning on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

AIGF/ATIEB-08-01 October 30, 2008
1.881209.100

Supplement to the

Fidelity® Series Emerging Markets Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

October 5, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 30.

Sub-Adviser - FMR Japan. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR Japan. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

ILFB-08-01 October 30, 2008
1.881205.100

Supplement to the

Fidelity® International Small Cap Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Tokuya Sano no longer serves as co-manager of the fund. The following information replaces the information for Tokuya Sano found in the "Management Contract" section beginning on page 31.

Noriko Takahashi is a co-manager of International Small Cap; she manages a separate portion of the fund's assets and receives compensation for her services as described below. As of June 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Ms. Takahashi's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the MSCI Japan Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ISCB-08-03 October 30, 2008
1.782429.109

The following table provides information relating to other accounts managed by Ms. Takahashi as of June 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 371	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Ms. Takahashi ($1,224 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Ms. Takahashi was none.

Ben Paton no longer serves as co-manager of the fund. The following information replaces the information for Ben Paton found in the "Management Contract" section beginning on page 31.

Colin Stone is a co-manager of International Small Cap; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Mr. Stone's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of April 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 683	$ 4,034
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Mr. Stone ($683 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Mr. Stone was none.

Supplement to the

Fidelity Advisor International Small Cap Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Small Cap Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Tokuya Sano no longer serves as co-manager of the fund. The following information replaces the information for Tokuya Sano found in the "Management Contract" section beginning on page 31.

Noriko Takahashi is a co-manager of International Small Cap; she manages a separate portion of the fund's assets and receives compensation for her services as described below. As of June 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Ms. Takahashi's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets she manages measured against the MSCI Japan Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

AISC/AISCIB-08-03 October 30, 2008
1.789474.107

The following table provides information relating to other accounts managed by Ms. Takahashi as of June 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 371	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Ms. Takahashi ($1,224 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Ms. Takahashi was none.

Ben Paton no longer serves as co-manager of the fund. The following information replaces the information for Ben Paton found in the "Management Contract" section beginning on page 31.

Colin Stone is a co-manager of International Small Cap; he manages a separate portion of the fund's assets and receives compensation for his services as described below. As of April 30, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Fidelity International Limited (FIL), an affiliate of FMR, or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FIL and its affiliates. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FIL. The portion of Mr. Stone's bonus that is linked to the investment performance of International Small Cap is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Europe Small Cap Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FIL and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stone as of April 30, 2008:

	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Accounts Managed	none	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$ 683	$ 4,034
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of International Small Cap managed by Mr. Stone ($683 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2008, the dollar range of shares of International Small Cap beneficially owned by Mr. Stone was none.

Supplement to the

Fidelity® International Small Cap Opportunities Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ILSB-08-01 October 30, 2008
1.831647.102

Supplement to the

Fidelity Advisor International Small Cap Opportunities Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Small Cap Opportunities Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AILS/AILSIB-08-01 October 30, 2008
1.831648.102

Supplement to the

Fidelity® International Value Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

FIVB-08-01 October 30, 2008
1.848937.101

Supplement to the

Fidelity Advisor International Value Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Value Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 31.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AFIV/AFIVIB-08-01 October 30, 2008
1.848938.101

Supplement to the

Fidelity® Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity International Discovery Fund, Fidelity Overseas Fund, Fidelity Stock Selector, and Fidelity Value Fund

Funds of Fidelity Capital Trust and Fidelity Investment Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 37.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

K-COM10B-08-01 October 30, 2008
1.881208.100